Employee Benefits - Summary of Long-Term Direct Employee Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long term direct employee benefits [abstract]
Beginning balance	$ 11,251,499	$ 11,116,581
Effect of translation	795,581	1,856,606
Increase of the year	771,274	2,210,026
Applications, Payments	(2,077,632)	(1,832,675)
Applications Applications, Reversals	(582,686)	(2,099,039)
Ending balance	$ 10,158,036	$ 11,251,499